Restatement of 30 June 2024 balances (Tables)	12 Months Ended
Jun. 30, 2024
Restatement Of 30 June 2024 Balances
Schedule of restatement and re-issued

	30 June 2024	Increase / (decrease)	30 June 2024 Restated
Employee benefits expense	3,238,568	(1,047,436)	2,191,132
Share option reserve (Note 22)	2,801,886	(1,047,436)	1,754,450
Accumulated losses	48,202,837	(1,047,436)	47,155,401

Loss before income tax benefit	2,988,469	(1,047,436)	1,941,033
Loss after income tax benefit	2,988,469	(1,047,436)	1,941,033
Total equity	3,311,730	-	3,311,730

Impact on the basic and diluted loss earnings per share increase/(decrease) in earnings per share
Basic and diluted loss for the year attributable to equity holders	2.30	(0.81)	1.49